Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Summary of long-term debt

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2011	2010
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	3.442%	2016	500	–
Convertible senior debentures	Floating	–%	2035	10	10
	Floating	–%	2036	10	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.200%	2012-2021	10,530	8,280
	Floating	.694%	2012	500	500
Junior subordinated debentures	Fixed	6.300%-6.625%	2039-2067	2,691	3,985
Capitalized lease obligations, mortgage indebtedness and other (b)				132	(22)
Subtotal				14,593	13,037
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	–	1,500
	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	1,169	1,348
	Fixed	3.778%	2020	500	500
	Floating	.681%	2014	414	550
Federal Home Loan Bank advances	Fixed	.500%-8.250%	2012-2026	3,710	4,101
	Floating	.392%-1.204%	2012-2017	4,332	4,332
Bank notes	Fixed	5.920%	2012	99	125
	Floating	.191%-.640%	2012-2048	1,146	1,157
Capitalized lease obligations, mortgage indebtedness and other (b)				3,527	2,424
Subtotal				17,360	18,500
Total				$31,953	$31,537

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, 2.31 percent and 1.01 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of long-term debt outstanding

(Dollars in Millions)	Parent Company	Consolidated
2012	$2,672	$7,046
2013	2,848	3,338
2014	1,499	4,158
2015	1,747	3,041
2016	1,945	4,016
Thereafter	3,882	10,354
Total	$14,593	$31,953